Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)
Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899
Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2017	2016	2015
“Expected” tax benefit	$(593,031)	$(610,332)	$(957,121)
Increase (reduction) in income tax benefit resulting from:
State income taxes, net of federal benefit	(29,422)	(79,386)	(78,880)
Loss of permanent deductions due to NOL carryback	—	—	35,636
Other differences, net	54,686	50,627	67,491
Change in valulation allowance	562,329	644,990	2,415,256
Reported income tax expense (benefit)	$(5,438)	$5,899	$1,482,382

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2017	2016
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$71,085	$87,472
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,088,631	999,468
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	114,713	67,758
Share-based compensation expense	265,027	134,653
Investment in Centric Solutions	—	6,984
Net operating loss carryforwards	2,099,195	1,958,734
Other	118,119	110,773
Total gross deferred tax assets	3,756,770	3,365,842
Valuation allowance	(3,622,575)	(3,060,246)
Net deferred tax assets	134,195	305,596
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(130,626)	(301,590)
Other receivables, due to accrual for financial reporting purposes	(3,569)	(4,006)
Total gross deferred tax liabilities	(134,195)	(305,596)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2017	2016
Unrecognized tax benefits balance at beginning of year	$78,322	$79,322
Gross decreases for tax positions of prior years	(12,773)	(1,000)
Unrecognized tax benefits balance at end of year	$65,549	$78,322